Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
7.	Investments

Investments include strategic investments, deferred compensation investments related to employee and director deferred compensation plans and investment in Deephaven Funds. Investments consist of the following (in millions):

	December 31,
	2011	2010
Strategic investments:
Investments accounted for under the equity method	$59.7	$60.2
Investment, held at cost	1.7	—
Common stock of private companies representing less than 20% equity ownership held at adjusted cost	—	0.3

Total Strategic investments	61.5	60.4
Deferred compensation investments	20.4	17.3
Investment in Deephaven Funds	1.3	3.6

Total Investments	$83.2	$81.3

Totals may not add due to rounding.

Included in the investments accounted for under the equity method at December 31, 2011 and December 31, 2010 is an equity investment in Direct Edge of $29.1 million and $46.0 million, respectively. See Footnote 2 "Significant Accounting Policies" for a discussion of valuation of Strategic investments.